Property, plant and equipment, net (Details) - USD ($)	Sep. 30, 2021	Sep. 30, 2020
Property, Plant and Equipment [Line Items]
Subtotal	$ 145,949	$ 80,512
Accumulated depreciation	(66,467)	(41,643)
Total	79,482	38,869
Plant, machinery and equipment
Property, Plant and Equipment [Line Items]
Subtotal	70,113	12,351
Transportation equipment.
Property, Plant and Equipment [Line Items]
Subtotal	54,362	51,450
Office equipment
Property, Plant and Equipment [Line Items]
Subtotal	$ 21,474	$ 16,711